FINANCIAL INSTRUMENTS (Details 12) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 8,004,446	$ 6,649,011
Financial liabilities at fair value, class [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	8,004,446	6,649,011
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	107,506	76,669
Financial liabilities at fair value through profit or loss (held for trading) [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	498	17
Financial Liabilities Measured at Amortized Cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 7,896,442	$ 6,572,325